Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Central Investment Portfolios LLC
Entity Central Index Key	0001303459
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Fidelity Real Estate Equity Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Equity Central Fund
Class Name	Fidelity® Real Estate Equity Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Real Estate Equity Central Fund for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Real Estate Equity Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 957,421,404
Holdings Count | shares	33
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$957,421,404
Number of Holdings	33
Portfolio Turnover	37%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 30.6 Health Care REITs 18.4 Retail REITs 16.8 Industrial REITs 15.8 Residential REITs 13.7 Hotel & Resort REITs 2.3 Real Estate Management & Development 1.6 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Equinix Inc 11.7 Prologis Inc 11.0 Ventas Inc 8.8 Welltower Inc 8.4 Iron Mountain Inc 5.0 Extra Space Storage Inc 4.9 AvalonBay Communities Inc 4.3 Tanger Inc 3.8 Camden Property Trust 3.5 Four Corners Property Trust Inc 3.1 64.5
Fidelity International Equity Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Equity Central Fund
Class Name	Fidelity® International Equity Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Equity Central Fund for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Equity Central Fund	$ 0 A	0.01%
A Amount represents less than $.50

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.01%
Net Assets	$ 6,583,530,520
Holdings Count | shares	292
Investment Company Portfolio Turnover	124.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$6,583,530,520
Number of Holdings	292
Portfolio Turnover	124%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.6 Industrials 19.6 Health Care 10.3 Information Technology 9.1 Materials 7.6 Consumer Discretionary 6.8 Consumer Staples 6.1 Energy 5.4 Utilities 3.5 Communication Services 2.9 Real Estate 1.1 Common Stocks 98.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 Japan 17.4 United States 12.3 United Kingdom 12.1 Canada 8.9 Germany 8.4 France 6.2 Spain 5.5 Netherlands 4.4 Australia 3.9 Others 20.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 17.4 United States - 12.3 United Kingdom - 12.1 Canada - 8.9 Germany - 8.4 France - 6.2 Spain - 5.5 Netherlands - 4.4 Australia - 3.9 Others - 20.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 2.9 Shell PLC 2.0 Banco Santander SA 2.0 Astrazeneca PLC 2.0 Roche Holding AG 1.8 Schneider Electric SE 1.8 CaixaBank SA 1.6 Rolls-Royce Holdings PLC 1.5 Mizuho Financial Group Inc 1.4 Hitachi Ltd 1.3 18.3
Fidelity Floating Rate Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Floating Rate Central Fund
Class Name	Fidelity® Floating Rate Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Floating Rate Central Fund for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Floating Rate Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 1,927,820,503
Holdings Count | shares	553
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,927,820,503
Number of Holdings	553
Portfolio Turnover	51%

Holdings [Text Block]	A 0.1 BBB 1.9 BB 18.6 B 59.4 CCC,CC,C 7.5 D 0.0 Not Rated 5.9 Equities 2.1 Short-Term Investments and Net Other Assets (Liabilities) 4.5 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 0.1 BBB - 1.9 BB - 18.6 B - 59.4 CCC,CC,C - 7.5 D - 0.0 Not Rated - 5.9 Equities - 2.1 Short-Term Investments and Net Other Assets (Liabilities) - 4.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bank Loan Obligations 88.2 Corporate Bonds 3.6 Common Stocks 2.0 Alternative Funds 1.0 Asset-Backed Securities 0.4 Preferred Securities 0.2 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 4.5 ASSET ALLOCATION (% of Fund's net assets) Bank Loan Obligations - 88.2 Corporate Bonds - 3.6 Common Stocks - 2.0 Alternative Funds - 1.0 Asset-Backed Securities - 0.4 Preferred Securities - 0.2 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 4.5 United States 91.4 United Kingdom 2.5 France 1.3 Canada 1.3 Netherlands 0.9 Grand Cayman (UK Overseas Ter) 0.7 Switzerland 0.3 Germany 0.3 Luxembourg 0.3 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.4 United Kingdom - 2.5 France - 1.3 Canada - 1.3 Netherlands - 0.9 Grand Cayman (UK Overseas Ter) - 0.7 Switzerland - 0.3 Germany - 0.3 Luxembourg - 0.3 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Great Outdoors Group LLC 2.7 Asurion LLC 1.7 Acrisure LLC 1.5 Clydesdale Acquisition Holdings Inc 1.2 Altice France SA 1.2 UKG Inc 1.1 Polaris Newco LLC 1.1 Fertitta Entertainment LLC/NV 1.0 Fidelity Private Credit Company LLC 1.0 TransDigm Inc 0.9 13.4
Fidelity Emerging Markets Equity Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Equity Central Fund
Class Name	Fidelity® Emerging Markets Equity Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Emerging Markets Equity Central Fund for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Markets Equity Central Fund	$ 1	0.02%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
Net Assets	$ 3,115,488,749
Holdings Count | shares	244
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$3,115,488,749
Number of Holdings	244
Portfolio Turnover	56%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 31.4 Financials 20.8 Consumer Discretionary 10.5 Communication Services 8.1 Industrials 7.0 Materials 6.9 Energy 4.0 Consumer Staples 3.5 Health Care 3.0 Utilities 2.4 Real Estate 0.8 Common Stocks 97.7 Preferred Stocks 0.7 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.7 Preferred Stocks - 0.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.6 China 26.3 Taiwan 21.2 Korea (South) 15.4 India 11.0 Brazil 5.8 South Africa 4.0 Saudi Arabia 2.8 United States 2.6 Mexico 2.4 Others 8.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 26.3 Taiwan - 21.2 Korea (South) - 15.4 India - 11.0 Brazil - 5.8 South Africa - 4.0 Saudi Arabia - 2.8 United States - 2.6 Mexico - 2.4 Others - 8.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 15.9 Samsung Electronics Co Ltd 6.5 Tencent Holdings Ltd 4.7 SK Hynix Inc 3.9 Alibaba Group Holding Ltd 2.9 China Construction Bank Corp H Shares 2.8 HDFC Bank Ltd 1.4 Ping An Insurance Group Co of China Ltd H Shares 1.2 Reliance Industries Ltd 1.2 Delta Electronics Inc 1.2 41.7